INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2022	May 31, 2022	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current Assets	$ 3,774,921				$ 3,774,921	$ 3,924,044
Non-current Assets	13,405,187				13,405,187	12,744,267	$ 12,483,994
Total assets	17,180,108				17,180,108	16,668,311	16,028,319
Current Liabilities	1,526,284				1,526,284	1,436,643
Non-current Liabilities	7,393,840				7,393,840	7,413,164
Equity	8,259,984				8,259,984	7,818,504	7,415,635	$ 7,369,415
Total equity and liabilities	17,180,108				17,180,108	16,668,311
Income					7,102,070	6,349,761	4,732,869
Profit or loss (continuing operations)					704,226	1,031,599	25,305
Other comprehensive income					177,578	(179,964)	(230,012)
Comprehensive income					881,804	851,635	(204,707)
Dividends received	183,971	$ 192,132	$ 271,000	$ 200,000	440,324	596,215	$ 309
Associates [member]
Statement [Line Items]
Current Assets	8,471				8,471	9,412
Non-current Assets	224,373				224,373	186,013
Total assets	232,844				232,844	195,425
Current Liabilities	5,655				5,655	5,651
Non-current Liabilities	21,304				21,304	20,378
Equity	205,885				205,885	169,396
Total equity and liabilities	232,844				232,844	195,425
Income					14,064	13,469
Other income / expenses					515	(12,534)
Profit or loss (continuing operations)					14,579	935
Other comprehensive income					0	0
Comprehensive income					14,579	935
Dividends received					1,511	2,695
Inversiones Puerto Coronel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	1				1	1
Non-current Assets	129,819				129,819	113,580
Total assets	129,820				129,820	113,581
Current Liabilities	54				54	55
Non-current Liabilities	0				0	0
Equity	129,766				129,766	113,526
Total equity and liabilities	129,820				129,820	113,581
Income					0	0
Other income / expenses					9,544	(4,208)
Profit or loss (continuing operations)					9,544	(4,208)
Other comprehensive income					0	0
Comprehensive income					9,544	(4,208)
Dividends received					0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	5,677				5,677	4,761
Non-current Assets	2,273				2,273	2,773
Total assets	7,950				7,950	7,534
Current Liabilities	4,527				4,527	4,297
Non-current Liabilities	1,798				1,798	2,138
Equity	1,625				1,625	1,099
Total equity and liabilities	7,950				7,950	7,534
Income					4,323	4,577
Other income / expenses					(3,736)	(4,277)
Profit or loss (continuing operations)					587	300
Other comprehensive income					0	0
Comprehensive income					587	300
Dividends received					0	0
Florestal Vale do corisco [Member] | Associates [member]
Statement [Line Items]
Current Assets	2,368				2,368	4,638
Non-current Assets	73,089				73,089	69,602
Total assets	75,457				75,457	74,240
Current Liabilities	1,066				1,066	1,292
Non-current Liabilities	19,475				19,475	18,208
Equity	54,916				54,916	54,740
Total equity and liabilities	75,457				75,457	74,240
Income					9,741	8,892
Other income / expenses					(5,290)	(4,047)
Profit or loss (continuing operations)					4,451	4,845
Other comprehensive income					0	0
Comprehensive income					4,451	4,845
Dividends received					1,511	2,695
Consorcio Tecnológico Bioenercel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	0				0	0
Non-current Assets	4				4	6
Total assets	4				4	6
Current Liabilities	0				0	0
Non-current Liabilities	3				3	4
Equity	1				1	2
Total equity and liabilities	4				4	6
Income					0	0
Other income / expenses					0	(1)
Profit or loss (continuing operations)					0	(1)
Other comprehensive income					0	0
Comprehensive income					0	(1)
Dividends received					0	0
Genómica Forestal S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets	12				12	12
Non-current Assets	52				52	52
Total assets	64				64	64
Current Liabilities	7				7	7
Non-current Liabilities	28				28	28
Equity	29				29	29
Total equity and liabilities	64				64	64
Income					0	0
Other income / expenses					0	(1)
Profit or loss (continuing operations)					0	(1)
Other comprehensive income					0	0
Comprehensive income					0	(1)
Dividends received					0	$ 0
Falcao MS SPE S.A [Member] | Associates [member]
Statement [Line Items]
Current Assets	413				413
Non-current Assets	19,136				19,136
Total assets	19,549				19,549
Current Liabilities	1				1
Non-current Liabilities	0				0
Equity	19,548				19,548
Total equity and liabilities	$ 19,549				19,549
Income					0
Other income / expenses					(3)
Profit or loss (continuing operations)					(3)
Other comprehensive income					0
Comprehensive income					(3)
Dividends received					$ 0